Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net income	$ 241,590	$ 556,334
Adjustments for:
Depreciation and amortization	617,488	535,644
Expected credit losses	2,678	12,896
Share of loss (profit) of equity-accounted investees	(138,415)	(2,735)
Gain on sales of assets	(12,727)	(10,771)
Tax expense	67,103	137,770
Net finance expense	314,210	191,546
Share-based compensation	6,073	7,001
Provisions for legal proceedings	24,826	14,020
Impairment of goodwill and property, plant and equipment		6,240
Net realizable value inventory adjustments	15,776	17,140
DOJ (Department of Justice) and antitrust agreements	24,644	79,549
Fair value adjustment of biological assets	(24,787)	9,191
Total Adjustments	1,138,459	1,553,825
Changes in assets and liabilities:
Trade accounts receivable	331,067	236,929
Inventories	(582,394)	(640,928)
Recoverable taxes	2,622	42,046
Other current and non-current assets	7,845	(288,542)
Biological assets	(182,986)	(191,303)
Trade accounts payable and supply chain finance	(799,306)	(547,375)
Taxes paid in installments	(14,336)	(6,948)
Other current and non-current liabilities	(178,361)	(68,455)
DOJ and Antitrust agreements payment/reimbursement	47,347	(139,709)
Income taxes paid	(218,479)	(234,334)
Changes in operating assets and liabilities	(1,586,981)	(1,838,619)
Cash used in operating activities	(448,522)	(284,794)
Interest paid	(366,843)	(311,521)
Interest received	26,068	41,786
Net cash flows used in operating activities	(789,297)	(554,529)
Cash flow from investing activities
Purchases of property, plant and equipment	(566,397)	(264,656)
Dividends received		1,943
Purchase and disposals of intangible assets	(5,024)	(2,672)
Additions (disposals) to investments in joint ventures	26,356
Related party transactions	1,724
Proceeds from sale of property, plant and equipment	28,653	21,863
Cash used in investing activities	(514,688)	(243,522)
Cash flow from financing activities
Proceeds from loans and financings	533,030	2,181,040
Payments of loans and financings	(434,887)	(1,750,652)
Derivatives instruments received (settled)	(20,178)	(8,853)
Margin cash	(31,405)	22,205
Dividends paid		(379,505)
Dividends paid to non-controlling interest	(1,776)	(906)
Disposal of treasury shares	1,234
Payments of leasing contracts	(110,979)	(98,282)
Others	(2,768)
Cash used in by financing activities	(67,729)	(34,953)
Effect of exchange rate changes on cash and cash equivalents	101,366	45,314
Net change in cash and cash equivalents	(1,270,348)	(787,690)
Cash and cash equivalents beginning of period	4,565,136	5,613,672
Cash and cash equivalents at the end of period	3,294,788	4,825,982
Non-cash additions to right of use assets and lease liabilities	79,890	71,466
Capitalized interests	11,009	10,015
Provisioned and unpaid dividends	$ 1,070,877	$ 1,018,463